LVIP American Global Growth Fund(Service Class II)
Investment Objective
The investment objective of the LVIP American Global Growth Fund is long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LVIP American Global Growth Fund Service Class II
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LVIP American Global Growth Fund Service Class II
Management Fee	[1]	0.53%
Distribution and/or Service (12b-1) fees		0.55%
Other Expenses	[2]	0.48%
Total Annual Fund Operating Expenses	[3]	1.56%
Less Expense Reimbursement	[4]	(0.35%)
Net Expenses (After Expense Reimbursement)		1.21%
[1]	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund
[2]	Other Expenses are based on estimated amounts for the current fiscal year
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund
[4]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example (USD $)	1 year	3 years	5 years	10 years
LVIP American Global Growth Fund Service Class II	123	458	[1]	[1]
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
LVIP American Global Growth Fund Service Class II	123	458	[1]	[1]
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three

Portfolio Turnover
The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long-term growth of capital. The Master Fund invests primarily in common stocks of companies located around the world that the Master Fund's investment adviser believes have the potential for growth. The Master Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund expects to be invested in numerous countries around the world. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.

Fund Performance
The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future.

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Average Annual Total Return For periods ended 12/31/10
Average Annual Total Returns LVIP American Global Growth Fund		1 year	5 years	10 Years
American Funds Global Growth Fund - Class 1 (Master Fund)	[1]	11.54%	5.88%	5.28%
MSCI World Index		12.34%	2.99%	2.82%
[1]	Performance information shown is that of the American Funds Global Growth Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the LVIP American Global Growth Fund (Feeder Fund) shown in the fees and expenses table above.

LVIP American Global Small Capitalization Fund(Service Class II)
Investment Objective
The investment objective of the LVIP American Global Small Capitalization Fund is long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LVIP American Global Small Capitalization Fund Service Class II
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LVIP American Global Small Capitalization Fund Service Class II
Management Fee	[1]	0.71%
Distribution and/or Service (12b-1) fees		0.55%
Other Expenses	[2]	0.45%
Total Annual Fund Operating Expenses	[3]	1.71%
Less Expense Reimbursement	[4]	(0.31%)
Net Expenses (After Expense Reimbursement)		1.40%
[1]	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund
[2]	Other Expenses are based on estimated amounts for the current fiscal year
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund
[4]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example (USD $)	1 year	3 years	5 years	10 years
LVIP American Global Small Capitalization Fund Service Class II	143	509	[1]	[1]
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three.

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
LVIP American Global Small Capitalization Fund Service Class II	143	509	[1]	[1]
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three.

Portfolio Turnover
The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Small Capitalization Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long term growth of capital. The Master Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market providing a higher value to the stocks such that they no longer meet the adviser's definition of small capitalization stocks. The Master Fund's investment adviser currently defines "small market capitalization" companies to be companies with market capitalization of  $3.5 billion or less. The Master Fund's investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The Master Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund expects to be invested in numerous countries around the world. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Preferred Stock Risks: The value of preferred stock is affected by prevailing interest rates. When interest rates rise, preferred stock can decline in value similar to fixed income securities. Preferred stock is also subject to the credit quality of the issuer. Most preferred stock is callable, meaning the issuer can redeem the shares at any time. Preferred stockholders generally do not enjoy the same voting privileges as the holders of common stock.
  Convertible Securities Risks: Convertible securities, such as convertible preferred stocks and convertible bonds, tend to perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. Consequently, convertible securities are subject to market risk like equity securities; namely, the value of convertible securities fluctuates in response to activities specific to the company as well as general market, economic and political conditions. Convertible securities are also subject to risks like fixed-income securities, such as default risk, the risk that the company issuing debt securities will be unable to repay principal and interest, and interest rate risk, the risk that the security may decrease in value if interest rates increase. Convertible securities may also be subject to liquidity risk, as the markets for convertible securities may be less liquid than markets for common stocks or bonds preventing the fund from transacting in a timely manner or at an advantageous price.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.

Fund Performance
The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future. The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Average Annual Total Return For periods ended 12/31/10
Average Annual Total Returns - LVIP American Global Small Capitalization Fund		1 year	5 years	10 Years
American Funds Global Small Capitalization Fund - Class 1 (Master Fund)	[1]	22.58%	6.38%	8.16%
MSCI All Country World Small Cap Index		23.34%	2.98%	7.59%
[1]	Performance information shown is that of the American Funds Global Small Capitalization Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the of the LVIP American Global Small Capitalization Fund (Feeder Fund) shown in the fees and expenses table above.

LVIP American Growth Fund(Service Class II)
Investment Objective
The investment objective of the LVIP American Growth Fund is growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LVIP American Growth Fund Service Class II
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LVIP American Growth Fund Service Class II
Management Fee	[1]	0.32%
Distribution and/or Service (12b-1) fees		0.55%
Other Expenses	[2]	0.15%
Total Annual Fund Operating Expenses	[3]	1.02%
Less Expense Reimbursement	[4]	(0.03%)
Net Expenses		0.99%
[1]	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund
[2]	Other Expenses are based on estimated amounts for the current fiscal year
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund
[4]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example (USD $)	1 year	3 years	5 years	10 years
LVIP American Growth Fund Service Class II	101	322	[1]	[1]
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
LVIP American Growth Fund Service Class II	101	322	[1]	[1]
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three

Portfolio Turnover
The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Growth Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is growth of capital. The Master Fund invests primarily in common stock and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

Fund Performance
The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future.
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Average Annual Total Return For periods ended 12/31/10
Average Annual Total Returns LVIP American Growth Fund		1 year	5 years	10 Years
American Funds Growth Fund - Class 1 (Master Fund)	[1]	18.70%	2.47%	2.04%
S&P 500 Index		15.06%	2.29%	1.41%
[1]	Performance information shown is that of the American Funds Growth Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the LVIP American Growth Fund (Feeder Fund) shown in the fees and expenses table above.

LVIP American Growth-Income Fund(Service Class II)
Investment Objective
The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LVIP American Growth-Income Fund Service Class II
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LVIP American Growth-Income Fund Service Class II
Management Fee	[1]	0.27%
Distribution and/or Service (12b-1) fees		0.55%
Other Expenses	[2]	0.19%
Total Annual Fund Operating Expenses	[3]	1.01%
Less Expense Reimbursement	[4]	(0.07%)
Net Expenses (After Expense Reimbursement)		0.94%
[1]	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund
[2]	Other Expenses are based on estimated amounts for the current fiscal year
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund
[4]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example (USD $)	1 year	3 years	5 years	10 years
LVIP American Growth-Income Fund Service Class II	96	315	[1]	[1]
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
LVIP American Growth-Income Fund Service Class II	96	315	[1]	[1]
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three

Portfolio Turnover
The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long-term growth of capital and income. The Master Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund investments are not limited to a particular capitalization size. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Income Stocks Risks: Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

Fund Performance
The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future.

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Average Annual Total Return For periods ended 12/31/10
Average Annual Total Returns LVIP American Growth-Income Fund		1 year	5 years	10 Years
American Funds Growth-Income Fund - Class 1 (Master Fund)	[1]	11.31%	1.58%	3.22%
S&P 500 Index		15.06%	2.29%	1.41%
[1]	Performance information shown is that of the American Funds Growth-Income Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the LVIP American Growth-Income Fund (Feeder Fund) shown in the fees and expenses table above.

LVIP American International Fund(Service Class II)
Investment Objective
The investment objective of the LVIP American International Fund is long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	LVIP American International Fund Service Class II
Maximum Sales Charge (Load) Imposed on Purchases
Maximum Deferred Sales Charge (Load)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
Redemption Fee
Exchange Fee

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		LVIP American International Fund Service Class II
Management Fee	[1]	0.49%
Distribution and/or Service (12b-1) fees		0.55%
Other Expenses	[2]	0.27%
Total Annual Fund Operating Expenses	[3]	1.31%
Less Expense Reimbursement	[4]	(0.13%)
Net Expenses (After Expense Reimbursement)		1.18%
[1]	The amounts set forth under Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund
[2]	Other Expenses are based on estimated amounts for the current fiscal year
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund
[4]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Expense Example (USD $)	1 year	3 years	5 years	10 years
LVIP American International Fund Service Class II	120	402	[1]	[1]
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three

Expense Example, No Redemption (USD $)	1 year	3 years	5 years	10 years
LVIP American International Fund Service Class II	120	402	[1]	[1]
[1]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three

Portfolio Turnover
The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the International Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long-term growth of capital. The Master Fund invests primarily in common stocks of companies located outside the United States that the investment adviser believes have the potential for growth. The Master Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund Prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.

Fund Performance
The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future. The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Average Annual Total Return For periods ended 12/31/10
Average Annual Total Returns LVIP American International Fund		1 year	5 years	10 Years
American Funds International Fund - Class I (Master Fund)	[1]	6.92%	4.47%	4.98%
MSCI All Country World (ex US) Index (net)		11.60%	5.29%	5.97%
[1]	Performance information shown is that of the American Funds International Fund-Class 1 (Master Fund) adjusted to reflect the estimated fees and expenses of the LVIP American International Fund (Feeder Fund) shown in the fees and expenses table above.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000914036
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
LVIP American Global Growth Fund | Service Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.53%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%	[3]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[4]
Net Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.21%
1 year	rr_ExpenseExampleYear01	123
3 years	rr_ExpenseExampleYear03	458
5 years	rr_ExpenseExampleYear05		[5]
10 years	rr_ExpenseExampleYear10		[5]
1 year	rr_ExpenseExampleNoRedemptionYear01	123
3 years	rr_ExpenseExampleNoRedemptionYear03	458
5 years	rr_ExpenseExampleNoRedemptionYear05		[5]
10 years	rr_ExpenseExampleNoRedemptionYear10		[5]
LVIP American Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP American Global Growth Fund(Service Class II)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP American Global Growth Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Growth Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long-term growth of capital. The Master Fund invests primarily in common stocks of companies located around the world that the Master Fund's investment adviser believes have the potential for growth. The Master Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund expects to be invested in numerous countries around the world. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future.

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return For periods ended 12/31/10
LVIP American Global Growth Fund | American Funds Global Growth Fund - Class 1 (Master Fund)
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(14.55%)
Annual Return 2002	rr_AnnualReturn2002	(15.01%)
Annual Return 2003	rr_AnnualReturn2003	34.74%
Annual Return 2004	rr_AnnualReturn2004	13.06%
Annual Return 2005	rr_AnnualReturn2005	13.63%
Annual Return 2006	rr_AnnualReturn2006	19.95%
Annual Return 2007	rr_AnnualReturn2007	14.41%
Annual Return 2008	rr_AnnualReturn2008	(38.64%)
Annual Return 2009	rr_AnnualReturn2009	41.66%
Annual Return 2010	rr_AnnualReturn2010	11.54%
1 year	rr_AverageAnnualReturnYear01	11.54%	[6]
5 years	rr_AverageAnnualReturnYear05	5.88%	[6]
10 Years	rr_AverageAnnualReturnYear10	5.28%	[6]
LVIP American Global Growth Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.34%
5 years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	2.82%
LVIP American Global Small Capitalization Fund | Service Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.45%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[3]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[4]
Net Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.40%
1 year	rr_ExpenseExampleYear01	143
3 years	rr_ExpenseExampleYear03	509
5 years	rr_ExpenseExampleYear05		[7]
10 years	rr_ExpenseExampleYear10		[7]
1 year	rr_ExpenseExampleNoRedemptionYear01	143
3 years	rr_ExpenseExampleNoRedemptionYear03	509
5 years	rr_ExpenseExampleNoRedemptionYear05		[7]
10 years	rr_ExpenseExampleNoRedemptionYear10		[7]
LVIP American Global Small Capitalization Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP American Global Small Capitalization Fund(Service Class II)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP American Global Small Capitalization Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Global Small Capitalization Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long term growth of capital. The Master Fund invests at least 80% of its net assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Fund's holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market providing a higher value to the stocks such that they no longer meet the adviser's definition of small capitalization stocks. The Master Fund's investment adviser currently defines "small market capitalization" companies to be companies with market capitalization of  $3.5 billion or less. The Master Fund's investment adviser has periodically reevaluated and adjusted this definition and may continue to do so in the future. Under normal circumstances, the fund invests a significant portion of its assets outside the United States. The Master Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund expects to be invested in numerous countries around the world. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Preferred Stock Risks: The value of preferred stock is affected by prevailing interest rates. When interest rates rise, preferred stock can decline in value similar to fixed income securities. Preferred stock is also subject to the credit quality of the issuer. Most preferred stock is callable, meaning the issuer can redeem the shares at any time. Preferred stockholders generally do not enjoy the same voting privileges as the holders of common stock.
  Convertible Securities Risks: Convertible securities, such as convertible preferred stocks and convertible bonds, tend to perform more like a stock when the underlying share price is high and more like a bond when the underlying share price is low. Consequently, convertible securities are subject to market risk like equity securities; namely, the value of convertible securities fluctuates in response to activities specific to the company as well as general market, economic and political conditions. Convertible securities are also subject to risks like fixed-income securities, such as default risk, the risk that the company issuing debt securities will be unable to repay principal and interest, and interest rate risk, the risk that the security may decrease in value if interest rates increase. Convertible securities may also be subject to liquidity risk, as the markets for convertible securities may be less liquid than markets for common stocks or bonds preventing the fund from transacting in a timely manner or at an advantageous price.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future. The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return For periods ended 12/31/10
LVIP American Global Small Capitalization Fund | American Funds Global Small Capitalization Fund - Class 1 (Master Fund)
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(13.19%)
Annual Return 2002	rr_AnnualReturn2002	(19.36%)
Annual Return 2003	rr_AnnualReturn2003	52.92%
Annual Return 2004	rr_AnnualReturn2004	20.34%
Annual Return 2005	rr_AnnualReturn2005	24.85%
Annual Return 2006	rr_AnnualReturn2006	23.55%
Annual Return 2007	rr_AnnualReturn2007	20.93%
Annual Return 2008	rr_AnnualReturn2008	(53.69%)
Annual Return 2009	rr_AnnualReturn2009	60.58%
Annual Return 2010	rr_AnnualReturn2010	22.58%
1 year	rr_AverageAnnualReturnYear01	22.58%	[8]
5 years	rr_AverageAnnualReturnYear05	6.38%	[8]
10 Years	rr_AverageAnnualReturnYear10	8.16%	[8]
LVIP American Global Small Capitalization Fund | MSCI All Country World Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	23.34%
5 years	rr_AverageAnnualReturnYear05	2.98%
10 Years	rr_AverageAnnualReturnYear10	7.59%
LVIP American Growth Fund | Service Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.32%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[3]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Net Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.99%
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05		[5]
10 years	rr_ExpenseExampleYear10		[5]
1 year	rr_ExpenseExampleNoRedemptionYear01	101
3 years	rr_ExpenseExampleNoRedemptionYear03	322
5 years	rr_ExpenseExampleNoRedemptionYear05		[5]
10 years	rr_ExpenseExampleNoRedemptionYear10		[5]
LVIP American Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP American Growth Fund(Service Class II)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP American Growth Fund is growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Growth Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is growth of capital. The Master Fund invests primarily in common stock and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Fund may also invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future.
The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return For periods ended 12/31/10
LVIP American Growth Fund | American Funds Growth Fund - Class 1 (Master Fund)
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(18.47%)
Annual Return 2002	rr_AnnualReturn2002	(24.77%)
Annual Return 2003	rr_AnnualReturn2003	36.26%
Annual Return 2004	rr_AnnualReturn2004	12.02%
Annual Return 2005	rr_AnnualReturn2005	15.75%
Annual Return 2006	rr_AnnualReturn2006	9.76%
Annual Return 2007	rr_AnnualReturn2007	11.90%
Annual Return 2008	rr_AnnualReturn2008	(44.19%)
Annual Return 2009	rr_AnnualReturn2009	38.84%
Annual Return 2010	rr_AnnualReturn2010	18.70%
1 year	rr_AverageAnnualReturnYear01	18.70%	[9]
5 years	rr_AverageAnnualReturnYear05	2.47%	[9]
10 Years	rr_AverageAnnualReturnYear10	2.04%	[9]
LVIP American Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
LVIP American Growth-Income Fund | Service Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.27%	[1]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[3]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Net Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	0.94%
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05		[5]
10 years	rr_ExpenseExampleYear10		[5]
1 year	rr_ExpenseExampleNoRedemptionYear01	96
3 years	rr_ExpenseExampleNoRedemptionYear03	315
5 years	rr_ExpenseExampleNoRedemptionYear05		[5]
10 years	rr_ExpenseExampleNoRedemptionYear10		[5]
LVIP American Growth-Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP American Growth-Income Fund(Service Class II)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP American Growth-Income Fund is long-term growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees

The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the time period shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the Growth-Income Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long-term growth of capital and income. The Master Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Fund focuses on investments in medium to larger capitalization companies, the Master Fund investments are not limited to a particular capitalization size. The Master Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Income Stocks Risks: Income provided by the fund may be affected by changes in the dividend policies of the companies in which the fund invests and the capital resources available for such payments at such companies.
  Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future.

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return For periods ended 12/31/10
LVIP American Growth-Income Fund | American Funds Growth-Income Fund - Class 1 (Master Fund)
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	2.11%
Annual Return 2002	rr_AnnualReturn2002	(18.67%)
Annual Return 2003	rr_AnnualReturn2003	31.90%
Annual Return 2004	rr_AnnualReturn2004	9.94%
Annual Return 2005	rr_AnnualReturn2005	5.40%
Annual Return 2006	rr_AnnualReturn2006	14.75%
Annual Return 2007	rr_AnnualReturn2007	4.64%
Annual Return 2008	rr_AnnualReturn2008	(38.08%)
Annual Return 2009	rr_AnnualReturn2009	30.69%
Annual Return 2010	rr_AnnualReturn2010	11.31%
1 year	rr_AverageAnnualReturnYear01	11.31%	[10]
5 years	rr_AverageAnnualReturnYear05	1.58%	[10]
10 Years	rr_AverageAnnualReturnYear10	3.22%	[10]
LVIP American Growth-Income Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.06%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
LVIP American International Fund | Service Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	0.49%	[11]
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.55%
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[3]
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Net Expenses (After Expense Reimbursement)	rr_NetExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	402
5 years	rr_ExpenseExampleYear05		[5]
10 years	rr_ExpenseExampleYear10		[5]
1 year	rr_ExpenseExampleNoRedemptionYear01	120
3 years	rr_ExpenseExampleNoRedemptionYear03	402
5 years	rr_ExpenseExampleNoRedemptionYear05		[5]
10 years	rr_ExpenseExampleNoRedemptionYear10		[5]
LVIP American International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP American International Fund(Service Class II)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP American International Fund is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold Service Class II shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Master fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the Master fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The amounts set forth under Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest  $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The fund operates as a "feeder fund" which means that the fund does not buy investment securities directly. Instead, it invests all of its assets in a separate mutual fund (Master Fund), which in turn purchases investment securities. The fund has essentially the same investment objective and strategies as its corresponding Master Fund. The Master Fund is a fund of American Funds Insurance Series®. The fund invests all of its assets in Class 1 shares of the Master Fund, the International Fund, a series of American Funds Insurance Series. The investment objective of the Master Fund is long-term growth of capital. The Master Fund invests primarily in common stocks of companies located outside the United States that the investment adviser believes have the potential for growth. The Master Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries. The Master Fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the portfolio investments to be purchased for the Master Fund. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. For additional information regarding the principal investment strategies of the Master Fund, please refer to the Master Fund Prospectus. The prospectus for the Master Fund is delivered together with this Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:
  Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risks: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.
  Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign securities involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.
  Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to be less liquid, have more volatile prices and have significant potential for loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The fund commenced operations on July 1, 2010. Once the fund has at least one year of performance, a bar chart and performance table for the fund will be included in the prospectus. Please note that the past performance of a fund is not necessarily an indication of how the fund will perform in the future. The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance. Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Master Fund. The bar chart shows changes in performance of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the past ten years. The table shows how the average annual returns of Class 1 shares of the Master Fund, adjusted to reflect the estimated fees and expenses of the fund, for the one-, five-, and ten-year periods compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Master Fund is not necessarily an indication of how the Master Fund will perform in the future.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return For periods ended 12/31/10
LVIP American International Fund | American Funds International Fund - Class I (Master Fund)
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(20.26%)
Annual Return 2002	rr_AnnualReturn2002	(15.13%)
Annual Return 2003	rr_AnnualReturn2003	34.24%
Annual Return 2004	rr_AnnualReturn2004	18.88%
Annual Return 2005	rr_AnnualReturn2005	20.97%
Annual Return 2006	rr_AnnualReturn2006	18.56%
Annual Return 2007	rr_AnnualReturn2007	19.52%
Annual Return 2008	rr_AnnualReturn2008	(42.39%)
Annual Return 2009	rr_AnnualReturn2009	42.58%
Annual Return 2010	rr_AnnualReturn2010	6.92%
1 year	rr_AverageAnnualReturnYear01	6.92%	[12]
5 years	rr_AverageAnnualReturnYear05	4.47%	[12]
10 Years	rr_AverageAnnualReturnYear10	4.98%	[12]
LVIP American International Fund | MSCI All Country World (ex US) Index (net)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.60%
5 years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	5.97%

[1]	The amounts set forth under "Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund
[2]	Other Expenses are based on estimated amounts for the current fiscal year
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Feeder Fund and does not include the fees of the underlying fund
[4]	Lincoln Investment Advisors Corporation (LIA) has contractually agreed to reimburse the fund's Service Class II to the extent that the Other Expenses of the Feeder Fund exceed 0.10% of the average daily net assets. The agreement will continue at least through April 30, 2012
[5]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three
[6]	Performance information shown is that of the American Funds Global Growth Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the LVIP American Global Growth Fund (Feeder Fund) shown in the fees and expenses table above.
[7]	Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year-three.
[8]	Performance information shown is that of the American Funds Global Small Capitalization Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the of the LVIP American Global Small Capitalization Fund (Feeder Fund) shown in the fees and expenses table above.
[9]	Performance information shown is that of the American Funds Growth Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the LVIP American Growth Fund (Feeder Fund) shown in the fees and expenses table above.
[10]	Performance information shown is that of the American Funds Growth-Income Fund - Class 1 (Master Fund) as adjusted to reflect the estimated fees and expenses of the LVIP American Growth-Income Fund (Feeder Fund) shown in the fees and expenses table above.
[11]	The amounts set forth under Management Fee" and "Other Expenses" reflect the aggregate expenses of the Feeder Fund and the Master Fund
[12]	Performance information shown is that of the American Funds International Fund-Class 1 (Master Fund) adjusted to reflect the estimated fees and expenses of the LVIP American International Fund (Feeder Fund) shown in the fees and expenses table above.